Consolidated Statements of Operations (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based compensation	¥ 475,771	¥ 678,686	¥ 1,408,232
Cost Of Revenues [Member]
Share-based compensation	17,941	18,449	23,972
Research And Development [Member]
Share-based compensation	139,571	175,870	175,053
Sales And Marketing [Member]
Share-based compensation	70,821	158,902	196,311
General And Administrative [Member]
Share-based compensation	¥ 247,438	¥ 325,465	¥ 1,012,896